Fair value measurements (Additional Information) (Details) - EBP 008 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Employer, Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Number Of Shares	2,727,819	2,866,568
EBP, Net Asset Value per Share or Unit	$ 52.45	$ 65.47
Number Of Shares Purchased	$ 7,646,263	$ 6,477,859
Number Of Shares Sold	$ 15,468,522	$ 24,111,688
EBP, Employer, Common Stock, Class A [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Net Asset Value per Share or Unit	$ 83.85	$ 104.71